ADDITIONAL INFORMATION-FINANCIAL STATEMENT - Schedule of Parent Company Statements of Changes in Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	$ 14,399,000	$ 123,679,000	$ 266,597,000
Stock option exercised, shares	0
Share-based compensation	$ 161,000	45,000	343,000
Foreign currency translation adjustment	381,000	(2,974,000)	35,716,000
Net (loss)	(33,904,000)	(93,419,000)	(179,181,000)
Acquisition of equity interests from non-controlling shareholders		(795,000)	(1,414,000)
Capital contribution from non-controlling interests			1,863,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		795,000	1,414,000
Ending Balance	$ (18,963,000)	$ 14,399,000	$ 123,679,000
Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	125,664,777	125,629,779	125,629,779
Beginning Balance	$ 128,000	$ 128,000	$ 128,000
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	$ 0	0	$ 0
Acquisition of equity interests from non-controlling shareholders		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		$ 0
Ending Balance, shares	125,664,777	125,664,777	125,629,779
Ending Balance	$ 128,000	$ 128,000	$ 128,000
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	284,726,000	286,739,000	287,094,000
Share-based compensation	161,000	45,000	343,000
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling shareholders		(945,000)	(1,414,000)
Capital contribution from non-controlling interests			716,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		945,000	1,414,000
Ending Balance	284,887,000	284,726,000	286,739,000
Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(2,351,000)	(2,351,000)	(2,351,000)
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling shareholders		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0
Ending Balance	(2,351,000)	(2,351,000)	(2,351,000)
Accumulated deficits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(262,415,000)	(172,318,000)	(15,842,000)
Share-based compensation		0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	(31,477,000)	(90,097,000)	(156,476,000)
Acquisition of equity interests from non-controlling shareholders		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0
Ending Balance	(293,892,000)	(262,415,000)	(172,318,000)
Accumulated other comprehensive income (loss)[Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	31,311,000	35,451,000	(292,000)
Share-based compensation		0	0
Foreign currency translation adjustment	381,000	(4,140,000)	35,743,000
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling shareholders		0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0
Ending Balance	31,692,000	31,311,000	35,451,000
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	51,399,000	147,649,000	268,737,000
Share issued to Ascent Investor Relations LLC		18,000
Share-based compensation	161,000	45,000	343,000
Foreign currency translation adjustment	381,000	(4,140,000)	35,743,000
Net (loss)	(31,477,000)	(90,097,000)	(156,476,000)
Acquisition of equity interests from non-controlling shareholders		(945,000)	(1,414,000)
Capital contribution from non-controlling interests		(1,131,000)	716,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		945,000	1,414,000
Ending Balance	$ 20,464,000	$ 51,399,000	$ 147,649,000
Parent Company [Member] | Reportable Legal Entities [Member] | Common Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance, shares	125,664,777	125,629,779	125,629,779
Beginning Balance	$ 128,000	$ 128,000	$ 128,000
Share issued to Ascent Investor Relations LLC, shares		34,998
Share issued to Ascent Investor Relations LLC		$ 30.00
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	$ 0	0	0
Acquisition of equity interests from non-controlling shareholders		0	0
Capital contribution from non-controlling interests			0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		$ 0	$ 0
Ending Balance, shares	125,664,777	125,664,777	125,629,779
Ending Balance	$ 128,000	$ 128,000	$ 128,000
Parent Company [Member] | Reportable Legal Entities [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	284,726,000	286,739,000	287,094,000
Share issued to Ascent Investor Relations LLC		18,000
Share-based compensation	161,000	45,000	343,000
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling shareholders		(945,000)	(1,414,000)
Capital contribution from non-controlling interests		(1,131,000)	716,000
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		945,000	1,414,000
Ending Balance	284,887,000	284,726,000	286,739,000
Parent Company [Member] | Reportable Legal Entities [Member] | Treasury stock [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(2,351,000)	(2,351,000)	(2,351,000)
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling shareholders		0	0
Capital contribution from non-controlling interests			0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	(2,351,000)	(2,351,000)	(2,351,000)
Parent Company [Member] | Reportable Legal Entities [Member] | Accumulated deficits [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	(262,415,000)	(172,318,000)	(15,842,000)
Share-based compensation	0	0	0
Foreign currency translation adjustment	0	0	0
Net (loss)	(31,477,000)	(90,097,000)	(156,476,000)
Acquisition of equity interests from non-controlling shareholders		0	0
Capital contribution from non-controlling interests			0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	(293,892,000)	(262,415,000)	(172,318,000)
Parent Company [Member] | Reportable Legal Entities [Member] | Accumulated other comprehensive income (loss)[Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance	31,311,000	35,451,000	(292,000)
Share-based compensation	0	0	0
Foreign currency translation adjustment	381,000	(4,140,000)	35,743,000
Net (loss)	0	0	0
Acquisition of equity interests from non-controlling shareholders		0	0
Capital contribution from non-controlling interests			0
Acquisition of additional equity interest in the Flying Dragon from non-controlling interest		0	0
Ending Balance	$ 31,692,000	$ 31,311,000	$ 35,451,000